Shareholder Report, Line Graph (Details) - USD ($)				4 Months Ended	6 Months Ended	12 Months Ended		16 Months Ended	18 Months Ended	24 Months Ended	28 Months Ended	30 Months Ended	36 Months Ended	40 Months Ended	42 Months Ended	48 Months Ended	52 Months Ended	54 Months Ended	60 Months Ended	64 Months Ended	66 Months Ended	72 Months Ended	76 Months Ended	78 Months Ended	84 Months Ended	88 Months Ended	90 Months Ended	96 Months Ended	100 Months Ended	102 Months Ended	108 Months Ended	120 Months Ended
	Apr. 07, 2017	Jan. 27, 2017	Jul. 31, 2015	Jul. 31, 2017	Jul. 31, 2017	Jul. 31, 2025	Jul. 31, 2016	Jul. 31, 2018	Jul. 31, 2018	Jul. 31, 2017	Jul. 31, 2019	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2020	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2021	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2022	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2023	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2025
American High-Income Municipal Bond Fund® - Class A [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						American High-Income Municipal Bond Fund — Class A (with sales charge)
Accumulated Value			$ 9,625				$ 10,534			$ 10,614			$ 11,044			$ 11,848			$ 12,166			$ 13,324			$ 12,286			$ 12,226			$ 13,299	$ 13,311
American High-Income Municipal Bond Fund® - Class C
Account Value [Line Items]
Line Graph and Table Measure Name						American High-Income Municipal Bond Fund — Class C (with sales charge)
Accumulated Value			10,000				10,862			10,862			11,219			11,948			12,183			13,250			12,133			11,987			13,039	13,051
American High-Income Municipal Bond Fund® - Class T
Account Value [Line Items]
Line Graph and Table Measure Name						American High-Income Municipal Bond Fund — Class T (with sales charge)
Accumulated Value	$ 9,748			$ 10,019				$ 10,453			$ 11,243			$ 11,579			$ 12,719			$ 11,764			$ 11,740			$ 12,807			$ 12,859
American High-Income Municipal Bond Fund® - Class F1
Account Value [Line Items]
Line Graph and Table Measure Name						American High-Income Municipal Bond Fund — Class F-1
Accumulated Value			10,000				10,937			11,011			11,451			12,276			12,602			13,799			12,721			12,655			13,760	13,770
American High-Income Municipal Bond Fund® - Class F-2
Account Value [Line Items]
Line Graph and Table Measure Name						American High-Income Municipal Bond Fund — Class F-2
Accumulated Value			10,000				10,965			11,067			11,538			12,403			12,766			14,014			12,954			12,921			14,087	14,134
American High-Income Municipal Bond Fund® - Class F-3
Account Value [Line Items]
Line Graph and Table Measure Name						American High-Income Municipal Bond Fund — Class F-3
Accumulated Value		$ 10,000			$ 10,496				$ 10,955			$ 11,788			$ 12,146			$ 13,347			$ 12,350			$ 12,331			$ 13,459			$ 13,519
American High-Income Municipal Bond Fund® - Class R-6
Account Value [Line Items]
Line Graph and Table Measure Name						American High-Income Municipal Bond Fund — Class R-6
Accumulated Value			10,000				10,976			11,092			11,577			12,458			12,836			14,106			13,053			13,033			14,224	14,288
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg Municipal Bond Index
Accumulated Value	$ 10,000	$ 10,000	$ 10,000	$ 10,234	$ 10,391		$ 10,694	$ 10,336	$ 10,494	$ 10,722	$ 11,091	$ 11,261	$ 10,828	$ 11,685	$ 11,865	$ 11,619	$ 12,070	$ 12,255	$ 12,242	$ 11,234	$ 11,406	$ 12,645	$ 11,338	$ 11,512	$ 11,769	$ 11,762	$ 11,943	$ 11,878	$ 11,762	$ 11,942	$ 12,323	$ 12,322